Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share (2)
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit | $ / shares	3.96
Maximum Aggregate Offering Price	$ 9,504,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,456
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers Class A ordinary shares, par value of US$0.0001 per share (the “Class A Ordinary Shares”), of DARKIRIS INC. (the “Registrant”) issuable pursuant to the its equity incentive plan (the “Equity Incentive Plan”). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the Equity Incentive Plan to prevent dilution from share splits, share dividends, or similar transactions as provided in the Equity Incentive Plan.Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Class A Ordinary Shares on August 13, 2025, as reported on the Nasdaq Capital Market.